UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2012

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          July 18, 2012


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        42
FORM 13F INFORMATION VALUE TOTAL:              $326414

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2073     32161   Sole		     32161
American Tel &  Common  00206R102    205      5761   Sole                     5761
Apple Computer  Common  037833100   1144      1959   Sole                     1959
Arbitron Inc.   Common  03875Q108    322      9206   Sole                     9206
Automatic Data 	Common	053015103   1302     23397   Sole                    23397
Berkshire Hath	Common	084670108  66596       533   Sole                      533
Berkshire Hath	Common	084670702  21662    259949   Sole                   259949
Bristol-Myers   Common  110122108    279      7755   Sole                     7755
Buckeye PartnersCommon  118230101    295      5650   Sole                     5650
Chevron Corp    Common	166764100   1378     13065   Sole                    13065
Cisco Systems	Common	17275R102  24632   1434599   Sole                  1434599
Coca-Cola Co.	Common	191216100  16300    208464   Sole                   208464
Columbia Sports Common  198516106    601     11200   Sole                    11200
Conoco Phillips Common  20825C104    264      4720   Sole                     4720
Deutsce Bk ETF  ETF     73935S105    489     19000   Sole                    19000
Emerson Elec.	Common	291011104    738     15850   Sole                    15850
ExxonMobil	Common	30231G102   5463     63850   Sole                    63850
General ElectricCommon	369604103   4074    195466   Sole                   195466
Hersey Foods	Common  427866108    562      7802   Sole                     7802
Hewlett-Packard Common  428236103    253     12570   Sole                    12570
H.J. Heinz Co.	Common	423074103   1179     21686   Sole		     21686
IBM		Common	459200101   2967     15168   Sole                    15168
Intel Corp.	Common	458140100   7823    293560   Sole                   293560
Johnson & JohnsoCommon	478160104  32249    477344   Sole                   477344
Linear TechnologCommon	535678106  29596    944669   Sole		    944669
Mastercard Inc  Common  57636Q104    430      1000   Sole                     1000
Medtronic	Common	585055106   6331    163469   Sole                   163469
Microsoft	Common	594918104  33037   1080005   Sole                  1080005
3M Company 	Common	88579Y101   2200     24557   Sole                    24557
Monsanto        Common  61166W101    286      3460   Sole                     3460
Moody's Corp.	Common	615369105  17668    483391   Sole		    483391
Neustar Inc.    Common  64126X201    364     10900   Sole                    10900
PepsiCo		Common	713448108   1785     25258   Sole                    25258
Pfizer Inc.	Common	717081103    238     10359   Sole                    10359
Procter & GambleCommon	742718109  21172    345672   Sole                   345672
Royal Dutch ScheCommon  780259206    279      4143   Sole                     4143
Verizon Commun  Common  92343V104    324      7292   Sole                     7292
Walgreen Co.	Common	931422109  14052    475050   Sole                   475050
Wal-mart Stores Common  931142103    257      3685   Sole                     3685
Walt Disney Co.	Common	254687106    926     19099   Sole                    19099
Western Union   Common  959802109   4065    241363   Sole		    241363
Wright Express  Common  98233Q105    554      8980   Sole                     8980